SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of transactions between the group and related parties, and the related balances owed

		Value of transactions for the period ended
Party	Transaction type	12/31/2023	12/31/2022
Joint ventures and associates	Sales and services	14,270,782	23,433,292
Joint ventures and associates	Purchases of goods and services	(20,696,699)	(43,850,427)
Key management personnel	Salaries, social security benefits and other benefits	(9,667,629)	(3,263,996)
Key management personnel	Sales and services	—	362,017
Shareholders and other related parties	Sales of goods and services	1,643,269	343,873
Shareholders and other related parties	Purchases of goods and services	(2,178,877)	(305,061)
Shareholders and other related parties	In-kind contributions	—	1,434,802
Parent company and related parties to Parent (Note 6.6)	Interest expenses	(194,125)	(299,468)
Total		(16,823,279)	(22,144,968)

		Amounts receivable from related parties
Party	Transaction type	12/31/2023	06/30/2023
Shareholders and other related parties	Trade debtors	1,223,994	—
Shareholders and other related parties	Other receivables	3,105,591	3,792,429
Joint ventures and associates	Trade debtors	781,452	865,627
Joint ventures and associates	Other receivables	7,730,898	6,334,219
Total		12,841,935	10,992,275

		Amounts payable to related parties
Party	Transaction type	12/31/2023	06/30/2022
Parent company and related parties to Parent	Trade creditors	(161,860)	(644,191)
Parent company and related parties to Parent	Net loans payables	(3,639,816)	(3,491,691)
Key management personnel	Salaries, social security benefits and other benefits	(68,139)	(218,068)
Shareholders and other related parties	Trade and other payables	(75,271)	(35,292)
Joint ventures and associates	Trade creditors	(56,385,464)	(41,402,594)
Total		(60,330,550)	(45,791,836)